Cash and Bank Balances (Tables)	12 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Cash and bank balances	9,987,324	31,453,867	28,171,145
Deposits with license banks	23,373,900	24,729,745	-
	33,361,224	56,183,612	28,171,145